Income Taxes (Details) - Schedule of Statutory Income Tax Rates - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Statutory Income Tax Rates [Abstract]
Income (loss) before income tax expenses	$ (6,883,661)	$ (6,319,471)	$ (1,391,481)
BVI statutory income tax rate
Income tax calculated at statutory rate
Rate differences in various jurisdictions	11,590	16,459	13,889
Change in deferred income tax assets due to use of loss carryforward or valuation allowance	277,874	(207,488)	(321,057)
Income tax expense/Effective tax rate	$ 289,464	$ (191,029)	$ (307,168)